Common shares - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Apr. 30, 2014	Nov. 30, 2013
Common shares [Abstract]
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, par value	$ 0.00025	$ 0.00025	$ 0.00025	$ 0.00025
Common stock, shares outstanding	339,319,115	327,611,487
Common stock voting rights, description
Each common share is entitled to one vote. The holders of common shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, which is subject to the approval by the holders of the common shares representing a majority of the aggregate voting power of all outstanding shares